Fair Value Measurements Fair Value Measurements (Details 1) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of carrying value of short-term investments
Time deposits, certificate of deposits and demand deposits with banks	$ 293	$ 466
Money market investments	228	228
Other	6	5
Total short-term investments	$ 527	$ 699